LEASES - Maturities of lease liabilities (Details)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)
Office Leases Commitment - short term
2024	¥ 3,110,862	$ 429,008
2025	26,400	3,641
Total lease payments	3,137,262	432,649
Less: imputed interest	(45,972)	(6,340)
Present value of lease liabilities	3,091,290	426,309	¥ 6,077,409
Operating lease liabilities - current	3,066,146	422,841	3,892,774
Operating lease liabilities - non-current	¥ 25,144	$ 3,468	¥ 2,184,635